Subsequent Events (Details) $ / shares in Units, shares in Millions						9 Months Ended
	Nov. 06, 2017 USD ($) vessel	Nov. 01, 2017	Oct. 23, 2017 USD ($) $ / shares shares	Oct. 19, 2017	Oct. 13, 2017	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Nov. 16, 2017 vessel	Nov. 10, 2017 USD ($)
Subsequent Event [Line Items]
Net proceeds from equity issuances of subsidiaries						$ 8,521,000	$ 190,007,000
Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						1,100,000,000
Teekay LNG | Revolving Credit Facility Maturing 2017 | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 170,000,000
Subsequent Event | LPG
Subsequent Event [Line Items]
Number of vessels with contract termination | vessel								6
Subsequent Event | Teekay LNG | Revolving Credit Facility Maturing 2018 | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity									$ 190,000,000
Subsequent Event | Teekay LNG | Line of Credit
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 327,000,000
Subsequent Event | Teekay LNG | Newbuildings
Subsequent Event [Line Items]
Number of vessels | vessel	1
Subsequent Event | Teekay LNG | Series B Preferred Units
Subsequent Event [Line Items]
Number of units issued (in units) | shares			6.8
Price per unit (in USD per unit) | $ / shares			$ 25.00
Net proceeds from equity issuances of subsidiaries			$ 164,000,000
Dividend rate, percentage			8.50%
Liquidation preference (USD per unit) | $ / shares			$ 25.00
Redemption price (USD per unit) | $ / shares			$ 25.00
Subsequent Event | Teekay LNG | Series B Preferred Units | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate			6.241%
Subsequent Event | Teekay LNG | Series B Preferred Units | Underwriter's Over-Allotment Option
Subsequent Event [Line Items]
Number of units issued (in units) | shares			0.8
Subsequent Event | Teekay LNG | Pan Asia
Subsequent Event [Line Items]
Charter contract period					20 years
Subsequent Event | Teekay LNG | Macoma
Subsequent Event [Line Items]
Charter contract period				6 years
Subsequent Event | Teekay LNG | Murex
Subsequent Event [Line Items]
Charter contract period		7 years
Subsequent Event | Teekay LNG | Pan Union Joint Venture
Subsequent Event [Line Items]
Percentage of ownership in joint venture					30.00%
Subsequent Event | Teekay LNG | Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Charter contract period	20 years
Subsequent Event | Teekay LNG | Bp Plc
Subsequent Event [Line Items]
Charter contract period	13 years